BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		5 Months Ended		6 Months Ended
	Jan. 26, 2022		Jun. 30, 2022		Jun. 30, 2023
Earnings Per Share [Abstract]
Net income	$ 15,038	[1]	$ 16,848	[1]	$ 113,835
Weighted average number of shares outstanding, basic (in shares)	1,010,000,000		40,010,000,000		53,688,462,000
Weighted average number of shares outstanding, diluted (in shares)	1,010,000,000		40,010,000,000		53,688,462,000
Basic earnings/(loss) per share (in dollars per share)	$ 14.89	[1]	$ 0.42	[1]	$ 2.12
Diluted earnings/(loss) per share (in dollars per share)	$ 14.89	[1]	$ 0.42	[1]	$ 2.12

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.